UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Aggressive Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 99.57%
Consumer Discretionary 22.59%
Abercrombie & Fitch Co. - Class A	10,825	$468,181
Autoliv, Inc.	5,290	563,808
AutoNation, Inc.(a)	13,045	778,526
Dillard’s, Inc. - Class A	3,920	457,111
DR Horton, Inc.	30,031	738,162
Expedia, Inc.	12,044	948,585
Foot Locker, Inc.	13,279	673,511
Harley-Davidson, Inc.	5,770	403,035
Lear Corp.	6,890	615,415
Liberty Global PLC - Series C(a)	9,915	419,504
MGM Resorts International(a)	27,378	722,779
Michael Kors Holdings, Ltd.(a)	10,297	912,829
Nordstrom, Inc.	7,605	516,608
The Priceline Group, Inc.(a)	508	611,124
PulteGroup, Inc.	27,170	547,747
Signet Jewelers, Ltd.	5,145	568,986
Tiffany & Co.	3,835	384,459
TRW Automotive Holdings Corp.(a)	10,174	910,776
Twenty-First Century Fox, Inc. - Class A	11,565	406,510
Under Armour, Inc. - Class A(a)	14,849	883,367
The Walt Disney Co.	4,600	394,404
Wynn Resorts, Ltd.	2,399	497,936

		13,423,363

Consumer Staples 2.36%
Keurig Green Mountain, Inc.	5,899	735,074
Monster Beverage Corp.(a)	9,402	667,824

		1,402,898

Energy 6.79%
Cimarex Energy Co.	3,245	465,527
Oasis Petroleum, Inc.(a)	16,400	916,596
Pioneer Natural Resources Co.	3,800	873,278
Valero Energy Corp.	17,340	868,734
Whiting Petroleum Corp.(a)	11,359	911,560

		4,035,695

Financials 8.21%
American Express Co.	4,255	403,672
American International Group, Inc.	8,465	462,020
Capital One Financial Corp.	6,800	561,680
Discover Financial Services	7,712	477,990
LPL Financial Holdings, Inc.	13,666	679,747
McGraw Hill Financial, Inc.	6,722	558,128
Moody’s Corp.	7,034	616,600
The PNC Financial Services Group, Inc.	5,610	499,570
Regions Financial Corp.	58,150	617,553

		4,876,960

Health Care 10.06%
AbbVie, Inc.	7,331	413,762
Actavis PLC(a)	3,345	746,102

	Shares	Value

Health Care (continued)
Alexion Pharmaceuticals, Inc.(a)	5,813	$908,281
Biogen Idec, Inc.(a)	1,669	526,252
Gilead Sciences, Inc.(a)	9,810	813,347
Hologic, Inc.(a)	21,850	553,898
Hospira, Inc.(a)	10,470	537,844
Illumina, Inc.(a)	3,458	617,391
McKesson Corp.	2,210	411,524
Thermo Fisher Scientific, Inc.	3,780	446,040

		5,974,441

Industrials 19.76%
B/E Aerospace, Inc.(a)	10,054	929,894
Chicago Bridge & Iron Co. NV	4,436	302,535
Colfax Corp.(a)	7,705	574,331
Delta Air Lines, Inc.	14,075	544,984
General Dynamics Corp.	3,998	465,967
Hertz Global Holdings, Inc.(a)	14,455	405,174
L-3 Communications Holdings, Inc.	2,945	355,609
Northrop Grumman Corp.	3,510	419,901
Oshkosh Corp.	7,754	430,580
PACCAR, Inc.	6,770	425,359
Quanta Services, Inc.(a)	14,865	514,032
Raytheon Co.	4,018	370,661
Rockwell Collins, Inc.	8,100	632,934
Roper Industries, Inc.	2,670	389,847
Snap-on, Inc.	6,362	754,024
Southwest Airlines Co.	21,171	568,653
Stanley Black & Decker, Inc.	10,395	912,889
TransDigm Group, Inc.	4,495	751,834
United Continental Holdings, Inc.(a)	12,000	492,840
United Rentals, Inc.(a)	5,832	610,785
WABCO Holdings, Inc.(a)	3,770	402,711
Wabtec Corp.	5,875	485,216

		11,740,760

Information Technology 24.99%
Activision Blizzard, Inc.	22,075	492,273
Akamai Technologies, Inc.(a)	12,610	769,967
Alliance Data Systems Corp.(a)	3,113	875,531
Amphenol Corp. - Class A	7,100	684,014
Arrow Electronics, Inc.(a)	6,825	412,298
Avago Technologies, Ltd.	5,982	431,123
Equinix, Inc.(a)	3,826	803,804
F5 Networks, Inc.(a)	3,621	403,524
Facebook, Inc. - Class A(a)	12,122	815,689
Gartner, Inc.(a)	6,661	469,734
Global Payments, Inc.	11,060	805,721
IAC/InterActiveCorp	8,200	567,686
Intuit, Inc.	5,710	459,826
Juniper Networks, Inc.(a)	24,212	594,163
Marvell Technology Group, Ltd.	38,270	548,409
Microchip Technology, Inc.	10,050	490,541
Micron Technology, Inc.(a)	20,860	687,337
Microsoft Corp.	8,940	372,798
NVIDIA Corp.	22,243	412,385
QUALCOMM, Inc.	10,070	797,544
Red Hat, Inc.(a)	17,410	962,251
SanDisk Corp.	5,152	538,023

	Shares	Value

Information Technology (continued)
Seagate Technology PLC	7,110	$403,990
Trimble Navigation, Ltd.(a)	16,501	609,712
Western Digital Corp.	4,753	438,702

		14,847,045

Materials 4.03%
International Flavors & Fragrances, Inc.	3,930	409,820
Martin Marietta Materials, Inc.	4,909	648,234
Monsanto Co.	4,365	544,490
Packaging Corp. of America	11,034	788,821

		2,391,365

Telecommunication Services 0.78%
tw telecom, Inc.(a)	11,565	466,185

TOTAL COMMON STOCKS (Cost $54,895,989)		59,158,712

EXCHANGE TRADED FUNDS 0.33%
SPDR® S&P 500® ETF Trust	995	194,741

TOTAL EXCHANGE TRADED FUNDS (Cost $191,564)		194,741

Total Investments - 99.90% (Cost $55,087,553)		59,353,453

Other Assets in Excess of Liabilities - 0.10%		59,508

NET ASSETS - 100.00%		$59,412,961

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a

        Public Limited Liability Corporation

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Defensive Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 97.66%
Consumer Discretionary 11.26%
AutoZone, Inc.(a)	1,435	$769,504
Cablevision Systems Corp. - Class A	32,295	570,007
Comcast Corp. - Class A	14,705	789,364
DIRECTV(a)	10,090	857,751
Lennar Corp. - Class A	31,350	1,316,073
Macy’s, Inc.	8,348	484,351
Marriott International, Inc. - Class A	10,165	651,576
O’Reilly Automotive, Inc.(a)	5,725	862,185
Toll Brothers, Inc.(a)	33,315	1,229,324
Williams-Sonoma, Inc.	17,520	1,257,586

		8,787,721

Consumer Staples 3.50%
CVS Caremark Corp.	9,690	730,335
Hormel Foods Corp.	17,030	840,430
Mead Johnson Nutrition Co.	6,515	607,003
Sysco Corp.	14,830	555,384

		2,733,152

Energy 19.72%
Anadarko Petroleum Corp.	4,890	535,308
Baker Hughes, Inc.	9,305	692,757
Cameron International Corp.(a)	19,417	1,314,725
Chesapeake Energy Corp.	37,820	1,175,446
Concho Resources, Inc.(a)	4,255	614,847
Devon Energy Corp.	10,783	856,170
Dresser-Rand Group, Inc.(a)	10,595	675,219
EOG Resources, Inc.	11,325	1,323,439
EQT Corp.	7,452	796,619
FMC Technologies, Inc.(a)	19,580	1,195,751
Helmerich & Payne, Inc.	6,715	779,679
Hess Corp.	10,540	1,042,301
Oil States International, Inc.(a)	9,980	639,618
Range Resources Corp.	9,940	864,283
Schlumberger, Ltd.	6,520	769,034
Southwestern Energy Co.(a)	19,120	869,769
Spectra Energy Corp.	13,110	556,913
Weatherford International PLC(a)	29,500	678,500

		15,380,378

Financials 18.00%
The Allstate Corp.	11,520	676,454
American Campus Communities, Inc., REIT	15,034	574,900
BB&T Corp.	18,887	744,714
Berkshire Hathaway, Inc. - Class B(a)	3,930	497,381
Equity Residential, REIT	8,851	557,613
Essex Property Trust, Inc., REIT	2,728	504,435
Extra Space Storage, Inc., REIT	9,914	527,921
Fidelity National Financial, Inc. - Class A(a)	24,271	795,118
Health Care REIT, Inc.	9,390	588,471

	Shares	Value

Financials (continued)
Host Hotels & Resorts, Inc., REIT	21,445	$472,004
Kilroy Realty Corp., REIT	8,175	509,139
The Macerich Co., REIT	8,845	590,404
National Retail Properties, Inc., REIT	18,057	671,540
Public Storage, REIT	2,854	489,033
RenaissanceRe Holdings, Ltd.	9,408	1,006,656
Senior Housing Properties Trust, REIT	25,335	615,387
Simon Property Group, Inc., REIT	5,657	940,646
SL Green Realty Corp., REIT	5,734	627,357
Taubman Centers, Inc., REIT	8,685	658,410
The Travelers Cos., Inc.	8,230	774,196
US Bancorp	13,090	567,059
Weyerhaeuser Co., REIT	19,715	652,369

		14,041,207

Health Care 6.53%
DaVita HealthCare Partners, Inc.(a)	8,002	578,704
Edwards Lifesciences Corp.(a)	9,825	843,378
Eli Lilly & Co.	9,593	596,397
IDEXX Laboratories, Inc.(a)	4,070	543,630
Sirona Dental Systems, Inc.(a)	12,987	1,070,908
Tenet Healthcare Corp.(a)	13,305	624,537
UnitedHealth Group, Inc.	10,250	837,937

		5,095,491

Industrials 6.33%
Caterpillar, Inc.	5,145	559,107
Cintas Corp.	11,256	715,206
Deere & Co.	10,465	947,606
IHS, Inc. - Class A(a)	4,901	664,919
Joy Global, Inc.	14,105	868,586
Sensata Technologies Holding NV(a)	10,940	511,773
Valmont Industries, Inc.	4,425	672,379

		4,939,576

Information Technology 3.68%
Apple, Inc.	8,745	812,673
Cadence Design Systems, Inc.(a)	47,417	829,323
EMC Corp.	24,790	652,969
Intel Corp.	18,530	572,577

		2,867,542

Materials 0.71%
Royal Gold, Inc.	7,248	551,718

Telecommunication Services 1.37%
SBA Communications Corp. - Class A(a)	10,423	1,066,273

Utilities 26.56%
AGL Resources, Inc.	15,327	843,445
Alliant Energy Corp.	13,543	824,227
American Electric Power Co., Inc.	10,975	612,076
Aqua America, Inc.	25,115	658,515
Calpine Corp.(a)	29,170	694,538
Dominion Resources, Inc.	7,260	519,235
DTE Energy Co.	13,123	1,021,888
Edison International	13,561	788,030
Entergy Corp.	7,645	627,578

	Shares	Value

Utilities (continued)
Integrys Energy Group, Inc.	18,835	$1,339,734
ITC Holdings Corp.	20,756	757,179
MDU Resources Group, Inc.	24,510	860,301
National Fuel Gas Co.	10,444	817,765
NiSource, Inc.	19,026	748,483
Northeast Utilities	18,112	856,154
NRG Energy, Inc.	19,740	734,328
OGE Energy Corp.	18,745	732,555
PG&E Corp.	13,160	631,943
PPL Corp.	31,275	1,111,201
SCANA Corp.	13,000	699,530
Sempra Energy	4,908	513,917
The Southern Co.	13,205	599,243
UGI Corp.	18,243	921,271
Westar Energy, Inc.	27,886	1,064,966
Wisconsin Energy Corp.	23,788	1,116,133
Xcel Energy, Inc.	19,441	626,583

		20,720,818

TOTAL COMMON STOCKS (Cost $72,963,458)		76,183,876

EXCHANGE TRADED FUNDS 2.11%
SPDR® S&P 500® ETF Trust	8,406	1,645,222

TOTAL EXCHANGE TRADED FUNDS (Cost $1,623,886)		1,645,222

Total Investments - 99.77% (Cost $74,587,344)		77,829,098

Other Assets in Excess of Liabilities - 0.23%		180,603

NET ASSETS - 100.00%		$78,009,701

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap is the Dutch term for a

        public limited liability corporation.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Market Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 99.23%
Consumer Discretionary 20.14%
Autoliv, Inc.	11,120	$1,185,169
AutoNation, Inc.(a)	27,625	1,648,660
AutoZone, Inc.(a)	2,300	1,233,352
Dillard’s, Inc. - Class A	8,288	966,464
DIRECTV(a)	16,753	1,424,172
DR Horton, Inc.	63,345	1,557,020
Foot Locker, Inc.	27,925	1,416,356
Lennar Corp. - Class A	51,261	2,151,937
Liberty Global PLC - Series C(a)	20,715	876,452
Macy’s, Inc.	13,739	797,137
Marriott International, Inc. - Class A	16,678	1,069,060
Michael Kors Holdings, Ltd.(a)	22,021	1,952,162
Nordstrom, Inc.	16,070	1,091,635
O’Reilly Automotive, Inc.(a)	9,356	1,409,014
Signet Jewelers, Ltd.	10,805	1,194,925
Starwood Hotels & Resorts Worldwide, Inc.	9,305	752,030
Toll Brothers, Inc.(a)	55,429	2,045,330
Viacom, Inc. - Class B	8,070	699,911
The Walt Disney Co.	9,640	826,533

		24,297,319

Consumer Staples 3.64%
CVS Caremark Corp.	15,873	1,196,348
Keurig Green Mountain, Inc.	12,450	1,551,394
The Kroger Co.	14,892	736,112
Sysco Corp.	24,365	912,469

		4,396,323

Energy 19.92%
Anadarko Petroleum Corp.	8,065	882,876
Baker Hughes, Inc.	15,342	1,142,212
Cameron International Corp.(a)	32,225	2,181,955
Chesapeake Energy Corp.	63,160	1,963,013
Concho Resources, Inc.(a)	7,005	1,012,222
Devon Energy Corp.	17,805	1,413,717
Dresser-Rand Group, Inc.(a)	17,390	1,108,265
EOG Resources, Inc.	18,911	2,209,939
EQT Corp.	12,240	1,308,456
FMC Technologies, Inc.(a)	32,300	1,972,561
Halliburton Co.	10,225	726,077
Helmerich & Payne, Inc.	11,212	1,301,825
Hess Corp.	17,505	1,731,069
ONEOK, Inc.	12,145	826,832
Schlumberger, Ltd.	10,685	1,260,296
Weatherford International PLC(a)	46,600	1,071,800
Whiting Petroleum Corp.(a)	23,910	1,918,778

		24,031,893

Financials 8.97%
American International Group, Inc.	17,815	972,343
BB&T Corp.	31,040	1,223,907

	Shares	Value

Financials (continued)
Berkshire Hathaway, Inc. - Class B(a)	6,460	$817,577
Capital One Financial Corp.	14,350	1,185,310
Discover Financial Services	16,199	1,004,014
Essex Property Trust, Inc., REIT	4,460	824,699
Fidelity National Financial, Inc. - Class A(a)	40,535	1,327,927
Host Hotels & Resorts, Inc., REIT	35,820	788,398
Jones Lang LaSalle, Inc.	5,490	693,881
The PNC Financial Services Group, Inc.	11,805	1,051,235
US Bancorp	21,456	929,474

		10,818,765

Health Care 7.72%
Becton, Dickinson and Co.	6,325	748,248
DaVita HealthCare Partners, Inc.(a)	13,362	966,340
Edwards Lifesciences Corp.(a)	16,305	1,399,621
Eli Lilly & Co.	15,720	977,312
Hologic, Inc.(a)	45,960	1,165,086
IDEXX Laboratories, Inc.(a)	6,595	880,894
Sirona Dental Systems, Inc.(a)	21,490	1,772,065
UnitedHealth Group, Inc.	17,110	1,398,743

		9,308,309

Industrials 18.47%
AMETEK, Inc.	14,110	737,671
B/E Aerospace, Inc.(a)	21,514	1,989,830
Caterpillar, Inc.	8,395	912,285
Cintas Corp.	18,591	1,181,272
General Dynamics Corp.	8,459	985,896
IHS, Inc. - Class A(a)	8,385	1,137,593
L-3 Communications Holdings, Inc.	6,200	748,650
Northrop Grumman Corp.	7,420	887,655
Oshkosh Corp.	16,395	910,414
PACCAR, Inc.	14,385	903,809
Quanta Services, Inc.(a)	31,910	1,103,448
Raytheon Co.	8,399	774,808
Rockwell Automation, Inc.	5,595	700,270
Rockwell Collins, Inc.	17,033	1,330,959
Roper Industries, Inc.	5,615	819,846
Sensata Technologies Holding NV(a)	18,275	854,904
Snap-on, Inc.	13,415	1,589,946
Southwest Airlines Co.	45,295	1,216,624
Stanley Black & Decker, Inc.	21,945	1,927,210
TransDigm Group, Inc.	9,425	1,576,425

		22,289,515

Information Technology 16.20%
Activision Blizzard, Inc.	46,942	1,046,807
Amphenol Corp. - Class A	14,989	1,444,040
Apple, Inc.	14,300	1,328,899
Cadence Design Systems, Inc.(a)	77,875	1,362,034
EMC Corp.	40,800	1,074,672
Equinix, Inc.(a)	8,065	1,694,376
Global Payments, Inc.	23,565	1,716,710
IAC/InterActiveCorp	17,248	1,194,079
Intel Corp.	30,545	943,840
Juniper Networks, Inc.(a)	51,295	1,258,779
Marvell Technology Group, Ltd.	80,275	1,150,341

	Shares	Value

Information Technology (continued)
Microchip Technology, Inc.	21,199	$1,034,723
Nuance Communications, Inc.(a)	43,270	812,178
NVIDIA Corp.	47,095	873,141
QUALCOMM, Inc.	21,350	1,690,920
Western Digital Corp.	9,989	921,985

		19,547,524

Materials 3.36%
International Flavors & Fragrances, Inc.	8,215	856,660
Martin Marietta Materials, Inc.	10,310	1,361,436
Monsanto Co.	9,140	1,140,124
RPM International, Inc.	15,090	696,856

		4,055,076

Telecommunication Services 0.81%
tw telecom, Inc.(a)	24,145	973,285

TOTAL COMMON STOCKS (Cost $116,226,606)		119,718,009

EXCHANGE TRADED FUNDS 0.80%
SPDR® S&P 500® ETF Trust	4,924	963,726

TOTAL EXCHANGE TRADED FUNDS (Cost $961,873)		963,726

Total Investments - 100.03% (Cost $117,188,479)		120,681,735

Liabilities in Excess of Other Assets - (0.03%)		(36,139)

NET ASSETS - 100.00%		$120,645,596

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a

        public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dividend Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 96.08%
Consumer Discretionary 16.28%
Carter’s, Inc.	2,711	$186,869
Coach, Inc.	16,851	576,136
Comcast Corp. - Class A	6,248	335,392
Darden Restaurants, Inc.	17,151	793,577
Dick’s Sporting Goods, Inc.	4,878	227,120
Family Dollar Stores, Inc.	5,993	396,377
Foot Locker, Inc.	6,977	353,873
GNC Holdings, Inc. - Class A	9,009	307,207
International Game Technology	46,966	747,229
Lear Corp.	1,781	159,079
NIKE, Inc. - Class B	3,196	247,850
PetSmart, Inc.	4,506	269,459
Polaris Industries, Inc.	2,221	289,263
Scripps Networks Interactive, Inc. - Class A	2,577	209,098
Service Corp. International	15,154	313,991
Sotheby’s	4,635	194,624
Staples, Inc.	74,622	808,902
TJX Cos., Inc.	4,472	237,687
Tractor Supply Co.	2,888	174,435
Tupperware Brands Corp.	7,479	625,992
Williams-Sonoma, Inc.	5,578	400,389

		7,854,549

Consumer Staples 1.92%
CVS Caremark Corp.	3,475	261,911
Hormel Foods Corp.	6,373	314,507
Nu Skin Enterprises, Inc. - Class A	4,749	351,236

		927,654

Energy 12.36%
Chesapeake Energy Corp.	7,608	236,457
Devon Energy Corp.	3,247	257,812
Ensco PLC - Class A	19,032	1,057,608
Helmerich & Payne, Inc.	4,288	497,880
Hess Corp.	2,194	216,965
HollyFrontier Corp.	10,558	461,279
Kinder Morgan, Inc.	26,847	973,472
Marathon Petroleum Corp.	4,184	326,645
National Oilwell Varco, Inc.	6,167	507,852
Oceaneering International, Inc.	3,817	298,222
Tesoro Corp.	5,980	350,846
Valero Energy Corp.	6,372	319,237
Western Refining, Inc.	12,214	458,636

		5,962,911

Financials 21.14%
Allied World Assurance Co. Holdings AG	9,124	346,894

	Shares	Value

Financials (continued)
Arthur J Gallagher & Co.	13,020	$606,732
Assurant, Inc.	4,443	291,239
Brown & Brown, Inc.	8,270	253,972
Cincinnati Financial Corp.	14,092	676,980
East West Bancorp, Inc.	11,432	400,006
Fidelity National Financial, Inc. - Class A(a)	12,183	399,115
First Niagara Financial Group, Inc.	79,821	697,635
The Goldman Sachs Group, Inc.	1,583	265,057
Home Properties, Inc., REIT	14,604	934,072
Hospitality Properties Trust, REIT	43,720	1,329,088
LPL Financial Holdings, Inc.	8,016	398,716
Moody’s Corp.	2,876	252,110
Old Republic International Corp.	48,623	804,224
Regions Financial Corp.	34,367	364,978
Reinsurance Group of America, Inc.	3,700	291,930
RenaissanceRe Holdings, Ltd.	2,025	216,675
Simon Property Group, Inc., REIT	3,643	605,758
T Rowe Price Group, Inc.	4,994	421,544
The Travelers Cos., Inc.	4,763	448,055
WR Berkley Corp.	4,180	193,576

		10,198,356

Health Care 1.59%
Amgen, Inc.	3,393	401,629
UnitedHealth Group, Inc.	4,485	366,649

		768,278

Industrials 9.94%
Alaska Air Group, Inc.	1,855	176,318
The Babcock & Wilcox Co.	7,345	238,419
The Boeing Co.	3,052	388,306
CH Robinson Worldwide, Inc.	7,237	461,648
Deere & Co.	5,508	498,749
Emerson Electric Co.	7,186	476,863
ITT Corp.	3,929	188,985
Joy Global, Inc.	4,217	259,683
KAR Auction Services, Inc.	19,914	634,659
Lennox International, Inc.	3,014	269,964
Rockwell Collins, Inc.	3,622	283,023
Snap-on, Inc.	2,426	287,530
Stanley Black & Decker, Inc.	5,015	440,417
Trinity Industries, Inc.	4,400	192,368

		4,796,932

Information Technology 6.35%
Apple, Inc.	4,265	396,346
Broadridge Financial Solutions, Inc.	9,384	390,750
FactSet Research Systems, Inc.	2,484	298,775
Jack Henry & Associates, Inc.	4,890	290,613
Leidos Holdings, Inc.	16,240	622,642
Paychex, Inc.	15,926	661,884
QUALCOMM, Inc.	5,054	400,277

		3,061,287

Materials 1.45%
Martin Marietta Materials, Inc.	1,940	256,177

	Shares	Value

Materials (continued)
Packaging Corp. of America	6,193	$442,738

		698,915

Telecommunication Services 3.76%
AT&T, Inc.	28,432	1,005,355
Verizon Communications, Inc.	16,477	806,220

		1,811,575

Utilities 21.29%
AGL Resources, Inc.	13,401	737,457
Alliant Energy Corp.	11,756	715,470
Atmos Energy Corp.	11,171	596,531
DTE Energy Co.	8,866	690,395
Edison International	8,894	516,830
Great Plains Energy, Inc.	27,762	745,965
Integrys Energy Group, Inc.	15,868	1,128,691
MDU Resources Group, Inc.	12,300	431,730
National Fuel Gas Co.	5,241	410,370
Northeast Utilities	14,899	704,276
PPL Corp.	24,388	866,506
UGI Corp.	9,605	485,053
Vectren Corp.	17,635	749,488
Westar Energy, Inc.	20,915	798,744
Wisconsin Energy Corp.	14,727	690,991

		10,268,497

TOTAL COMMON STOCKS (Cost $44,197,444)		46,348,954

EXCHANGE TRADED FUNDS 3.69%
iShares® Dow Jones Select Dividend Index Fund	23,137	1,781,086

TOTAL EXCHANGE TRADED FUNDS (Cost $1,788,816)		1,781,086

Total Investments - 99.77% (Cost $45,986,260)		48,130,040

Other Assets in Excess of Liabilities - 0.23%		109,841

NET ASSETS - 100.00%		$48,239,881

(a)	Non-Income Producing Security

Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Core Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 98.25%
Consumer Discretionary 23.60%
AMC Networks, Inc. - Class A(a)	2,815	$173,094
Autoliv, Inc.	1,345	143,350
AutoNation, Inc.(a)	2,816	168,059
Darden Restaurants, Inc.	3,413	157,920
Dick’s Sporting Goods, Inc.	3,546	165,102
DR Horton, Inc.	6,500	159,770
Expedia, Inc.	3,205	252,426
Foot Locker, Inc.	3,377	171,281
Fossil Group, Inc.(a)	1,425	148,941
Groupon, Inc.(a)	28,550	189,001
International Game Technology	12,176	193,720
Lamar Advertising Co. - Class A	2,945	156,085
Lear Corp.	1,751	156,399
Lululemon Athletica, Inc.(a)	4,076	164,997
MGM Resorts International(a)	6,976	184,166
Michael Kors Holdings, Ltd.(a)	2,291	203,097
O’Reilly Automotive, Inc.(a)	960	144,576
Polaris Industries, Inc.	1,401	182,466
The Priceline Group, Inc.(a)	120	144,360
Staples, Inc.	14,795	160,378
TJX Cos., Inc.	2,600	138,190
Toll Brothers, Inc.(a)	5,625	207,563
TRW Automotive Holdings Corp.(a)	2,591	231,946
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,975	180,535

		4,177,422

Consumer Staples 3.76%
Herbalife, Ltd.	3,247	209,562
The J.M. Smucker Co.	1,379	146,960
Keurig Green Mountain, Inc.	1,325	165,108
Monster Beverage Corp.(a)	2,030	144,191

		665,821

Energy 17.41%
Cabot Oil & Gas Corp.	4,320	147,485
Ensco PLC - Class A	2,929	162,765
EOG Resources, Inc.	1,908	222,969
FMC Technologies, Inc.(a)	3,302	201,653
Hess Corp.	1,776	175,629
HollyFrontier Corp.	3,948	172,488
Kinder Morgan, Inc.	4,305	156,099
National Oilwell Varco, Inc.	1,985	163,465
Noble Corp. PLC	5,470	183,573
Oasis Petroleum, Inc.(a)	3,544	198,074
Oceaneering International, Inc.	2,395	187,121
Range Resources Corp.	1,675	145,641
SM Energy Co.	2,595	218,239
Southwestern Energy Co.(a)	3,225	146,705
Transocean, Ltd.	4,035	181,696
Valero Energy Corp.	4,416	221,242

	Shares	Value

Energy (continued)
Whiting Petroleum Corp.(a)	2,455	$197,014

		3,081,858

Financials 17.30%
Aflac, Inc.	2,393	148,964
Arch Capital Group, Ltd.(a)	2,991	171,803
Arthur J Gallagher & Co.	4,387	204,434
Brown & Brown, Inc.	5,006	153,734
Cincinnati Financial Corp.	4,035	193,841
Fidelity National Financial, Inc. - Class A(a)	4,823	158,002
The Goldman Sachs Group, Inc.	895	149,859
The Hartford Financial Services Group, Inc.	4,035	144,493
LPL Financial Holdings, Inc.	3,015	149,966
Morgan Stanley	4,788	154,796
Principal Financial Group, Inc.	3,045	153,712
The Progressive Corp.	5,920	150,131
Regions Financial Corp.	14,825	157,442
Reinsurance Group of America, Inc.	2,540	200,406
RenaissanceRe Holdings, Ltd.	1,590	170,130
T Rowe Price Group, Inc.	1,730	146,029
The Travelers Cos., Inc.	1,632	153,522
WR Berkley Corp.	3,424	158,566
XL Group PLC	4,365	142,867

		3,062,697

Health Care 2.89%
Gilead Sciences, Inc.(a)	2,124	176,101
Pharmacyclics, Inc.(a)	1,785	160,132
Regeneron Pharmaceuticals, Inc.(a)	622	175,696

		511,929

Industrials 6.64%
AGCO Corp.	2,710	152,356
B/E Aerospace, Inc.(a)	2,204	203,848
Cintas Corp.	2,231	141,758
Deere & Co.	1,760	159,368
Emerson Electric Co.	2,472	164,042
Genesee & Wyoming, Inc. - Class A(a)	1,538	161,490
Snap-on, Inc.	1,624	192,476

		1,175,338

Information Technology 11.65%
Alliance Data Systems Corp.(a)	668	187,875
Cadence Design Systems, Inc.(a)	9,431	164,948
Cognizant Technology Solutions Corp. - Class A(a)	4,285	209,579
FleetCor Technologies, Inc.(a)	1,209	159,346
Genpact, Ltd.(a)	9,850	172,671
Google, Inc. - Class C(a)	310	178,337
Jabil Circuit, Inc.	7,247	151,462
Leidos Holdings, Inc.	4,490	172,147
Marvell Technology Group, Ltd.	9,755	139,789
Micron Technology, Inc.(a)	5,310	174,965
QUALCOMM, Inc.	2,176	172,339

	Shares	Value

Information Technology (continued)
Vantiv, Inc. - Class A(a)	5,323	$178,959

		2,062,417

Telecommunication Services 2.16%
AT&T, Inc.	5,035	178,038
Verizon Communications, Inc.	4,172	204,136

		382,174

Utilities 12.84%
AGL Resources, Inc.	3,044	167,511
Alliant Energy Corp.	2,690	163,713
DTE Energy Co.	2,606	202,929
Edison International	2,697	156,723
Integrys Energy Group, Inc.	3,742	266,168
National Fuel Gas Co.	2,075	162,473
Northeast Utilities	3,599	170,125
NRG Energy, Inc.	3,925	146,010
PPL Corp.	6,220	220,997
UGI Corp.	3,620	182,810
Westar Energy, Inc.	5,544	211,725
Wisconsin Energy Corp.	4,725	221,697

		2,272,881

TOTAL COMMON STOCKS (Cost $16,218,258)		17,392,537

EXCHANGE TRADED FUNDS 1.32%
SPDR® S&P 500® ETF Trust	1,192	233,298

TOTAL EXCHANGE TRADED FUNDS (Cost $227,069)		233,298

Total Investments - 99.57% (Cost $16,445,327)		17,625,835

Other Assets in Excess of Liabilities - 0.43%		75,425

NET ASSETS - 100.00%		$17,701,260

(a)	Non-Income Producing Security

Abbreviations:
ETF - Exchange Traded Fund
Ltd. - Limited
PLC - Public Limited Company
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Growth Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 95.70%
Consumer Discretionary 23.60%
AMC Networks, Inc. - Class A(a)	1,670	$102,688
AutoNation, Inc.(a)	1,672	99,785
Bed Bath & Beyond, Inc.(a)	1,051	60,306
Comcast Corp. - Class A	1,462	78,480
Dick’s Sporting Goods, Inc.	2,104	97,962
Discovery Communications, Inc. - Class A(a)	766	56,899
Dollar General Corp.(a)	1,265	72,560
Dollar Tree, Inc.(a)	1,501	81,744
DR Horton, Inc.	3,854	94,731
Fossil Group, Inc.(a)	843	88,110
Groupon, Inc.(a)	17,025	112,706
Lululemon Athletica, Inc.(a)	2,525	102,212
Michael Kors Holdings, Ltd.(a)	1,369	121,362
O’Reilly Automotive, Inc.(a)	565	85,089
Panera Bread Co. - Class A(a)	500	74,915
PetSmart, Inc.	1,415	84,617
Polaris Industries, Inc.	828	107,839
The Priceline Group, Inc.(a)	75	90,225
PulteGroup, Inc.	3,454	69,633
Ross Stores, Inc.	1,005	66,461
TJX Cos., Inc.	1,535	81,585
Toll Brothers, Inc.(a)	3,355	123,800
Tractor Supply Co.	1,203	72,661
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,185	108,321

		2,134,691

Consumer Staples 6.37%
CVS Caremark Corp.	955	71,978
The Estee Lauder Cos., Inc. - Class A	880	65,349
Herbalife, Ltd.	1,935	124,885
The Hershey Co.	743	72,346
Keurig Green Mountain, Inc.	780	97,196
Mead Johnson Nutrition Co.	635	59,163
Monster Beverage Corp.(a)	1,203	85,449

		576,366

Energy 22.97%
Cabot Oil & Gas Corp.	2,560	87,398
Ensco PLC - Class A	1,735	96,414
EOG Resources, Inc.	1,135	132,636
FMC Technologies, Inc.(a)	1,966	120,064
Helmerich & Payne, Inc.	663	76,981
Hess Corp.	1,051	103,933
HollyFrontier Corp.	2,355	102,890
Kinder Morgan, Inc.	2,553	92,572
National Oilwell Varco, Inc.	1,175	96,761
Noble Corp. PLC	3,265	109,573
Noble Energy, Inc.	1,015	78,622
Oasis Petroleum, Inc.(a)	2,110	117,928
Oceaneering International, Inc.	1,446	112,976
Oil States International, Inc.(a)	982	62,936

	Shares	Value

Energy (continued)
Range Resources Corp.	990	$86,081
Schlumberger, Ltd.	639	75,370
SM Energy Co.	1,545	129,935
Southwestern Energy Co.(a)	1,910	86,886
Tesoro Corp.	1,411	82,783
Transocean, Ltd.	2,405	108,297
Whiting Petroleum Corp.(a)	1,460	117,165

		2,078,201

Financials 8.51%
Affiliated Managers Group, Inc.(a)	335	68,809
Discover Financial Services	965	59,811
Everest Re Group, Ltd.	445	71,418
LPL Financial Holdings, Inc.	1,785	88,786
Moody’s Corp.	911	79,859
MSCI, Inc.(a)	1,560	71,526
Ocwen Financial Corp.(a)	2,010	74,571
PartnerRe, Ltd.	625	68,256
RenaissanceRe Holdings, Ltd.	940	100,580
T Rowe Price Group, Inc.	1,025	86,520

		770,136

Health Care 5.44%
The Cooper Cos., Inc.	415	56,245
Gilead Sciences, Inc.(a)	1,249	103,555
Pharmacyclics, Inc.(a)	1,055	94,644
Regeneron Pharmaceuticals, Inc.(a)	367	103,666
ResMed, Inc.	1,208	61,161
Zoetis, Inc.	2,265	73,092

		492,363

Industrials 11.19%
AGCO Corp.	1,601	90,008
B/E Aerospace, Inc.(a)	1,312	121,347
Colfax Corp.(a)	975	72,676
Deere & Co.	1,042	94,353
Delta Air Lines, Inc.	1,789	69,270
Genesee & Wyoming, Inc. - Class A(a)	909	95,445
Quanta Services, Inc.(a)	1,882	65,080
Southwest Airlines Co.	2,695	72,388
United Continental Holdings, Inc.(a)	1,522	62,509
United Rentals, Inc.(a)	771	80,747
Valmont Industries, Inc.	431	65,490
Verisk Analytics, Inc. - Class A(a)	988	59,300
Wabtec Corp.	775	64,007

		1,012,620

Information Technology 14.65%
Activision Blizzard, Inc.	2,798	62,395
Alliance Data Systems Corp.(a)	393	110,531
Apple, Inc.	864	80,291
Cognizant Technology Solutions Corp. - Class A(a)	2,555	124,965
EMC Corp.	2,455	64,665
FactSet Research Systems, Inc.	684	82,272
FleetCor Technologies, Inc.(a)	697	91,865
Gartner, Inc.(a)	896	63,186
Genpact, Ltd.(a)	5,865	102,813

	Shares	Value

Information Technology (continued)
Google, Inc. - Class C(a)	185	$106,427
IAC/InterActiveCorp	1,008	69,784
Jack Henry & Associates, Inc.	1,390	82,608
QUALCOMM, Inc.	1,291	102,247
Vantiv, Inc. - Class A(a)	3,168	106,508
Visa, Inc. - Class A	355	74,802

		1,325,359

Materials 1.37%
FMC Corp.	790	56,240
Monsanto Co.	545	67,983

		124,223

Utilities 1.60%
Calpine Corp.(a)	2,895	68,930
ITC Holdings Corp.	2,065	75,331

		144,261

TOTAL COMMON STOCKS (Cost $7,888,392)		8,658,220

EXCHANGE TRADED FUNDS 3.50%
iShares® S&P 500® Growth Index Fund	3,006	316,201

TOTAL EXCHANGE TRADED FUNDS (Cost $304,606)		316,201

Total Investments - 99.20% (Cost $8,192,998)		8,974,421

Other Assets in Excess of Liabilities - 0.80%		72,473

NET ASSETS - 100.00%		$9,046,894

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Value Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 98.93%
Consumer Discretionary 16.08%
Abercrombie & Fitch Co. - Class A	978	$42,298
Autoliv, Inc.	479	51,052
Darden Restaurants, Inc.	1,216	56,264
Dillard’s, Inc. - Class A	357	41,630
Expedia, Inc.	1,111	87,502
Foot Locker, Inc.	1,206	61,168
Ford Motor Co.	2,928	50,479
Harley-Davidson, Inc.	525	36,671
International Game Technology	4,423	70,370
Lamar Advertising Co. - Class A	1,059	56,127
Lear Corp.	622	55,557
Liberty Interactive Corp. - Class A(a)	1,495	43,893
MGM Resorts International(a)	2,495	65,868
Staples, Inc.	5,276	57,192
TRW Automotive Holdings Corp.(a)	928	83,075

		859,146

Consumer Staples 1.64%
Bunge, Ltd.	464	35,097
The J.M. Smucker Co.	492	52,432

		87,529

Energy 2.94%
Apache Corp.	369	37,129
Marathon Oil Corp.	980	39,121
Valero Energy Corp.	1,609	80,611

		156,861

Financials 34.60%
Aflac, Inc.	852	53,037
The Allstate Corp.	825	48,444
American International Group, Inc.	776	42,354
Arch Capital Group, Ltd.(a)	1,076	61,806
Arthur J Gallagher & Co.	1,561	72,743
Axis Capital Holdings, Ltd.	961	42,553
Bank of America Corp.	3,141	48,277
Brown & Brown, Inc.	1,778	54,602
Capital One Financial Corp.	619	51,129
The Chubb Corp.	420	38,711
Cincinnati Financial Corp.	1,443	69,322
Equity Residential, REIT	632	39,816
Fidelity National Financial, Inc. - Class A(a)	1,678	54,971
First Republic Bank	879	48,336
The Goldman Sachs Group, Inc.	321	53,748
The Hartford Financial Services Group, Inc.	1,445	51,746
HCC Insurance Holdings, Inc.	864	42,284
Health Care REIT, Inc.	669	41,926
Loews Corp.	1,059	46,607
MetLife, Inc.	729	40,503
Morgan Stanley	1,704	55,090

	Shares	Value

Financials (continued)
National Retail Properties, Inc., REIT	1,300	$48,347
New York Community Bancorp, Inc.	2,333	37,281
The PNC Financial Services Group, Inc.	511	45,505
Principal Financial Group, Inc.	1,089	54,973
The Progressive Corp.	2,154	54,626
Prudential Financial, Inc.	390	34,620
Regions Financial Corp.	5,275	56,021
Reinsurance Group of America, Inc.	906	71,483
Senior Housing Properties Trust, REIT	1,824	44,305
The Travelers Cos., Inc.	585	55,031
US Bancorp	928	40,201
Weyerhaeuser Co., REIT	1,399	46,293
Willis Group Holdings PLC	1,060	45,898
WP Carey, Inc., REIT	745	47,978
WR Berkley Corp.	1,229	56,915
XL Group PLC	1,579	51,681

		1,849,163

Health Care 1.68%
Cigna Corp.	513	47,181
Eli Lilly & Co.	685	42,586

		89,767

Industrials 7.13%
Cintas Corp.	807	51,277
Emerson Electric Co.	878	58,264
General Dynamics Corp.	362	42,191
Honeywell International, Inc.	530	49,263
Northrop Grumman Corp.	325	38,880
Oshkosh Corp.	708	39,315
Raytheon Co.	359	33,118
Snap-on, Inc.	580	68,742

		381,050

Information Technology 9.97%
Arrow Electronics, Inc.(a)	625	37,756
CA, Inc.	1,337	38,426
Cadence Design Systems, Inc.(a)	3,358	58,732
Intel Corp.	1,331	41,128
Jabil Circuit, Inc.	2,635	55,072
Leidos Holdings, Inc.	1,592	61,037
Marvell Technology Group, Ltd.	3,461	49,596
Microchip Technology, Inc.	914	44,612
Micron Technology, Inc.(a)	1,883	62,045
Total System Services, Inc.	1,418	44,539
Western Digital Corp.	434	40,058

		533,001

Telecommunication Services 2.56%
AT&T, Inc.	1,804	63,790
Verizon Communications, Inc.	1,494	73,101

		136,891

Utilities 22.33%
AGL Resources, Inc.	1,103	60,698
Alliant Energy Corp.	967	58,852
American Electric Power Co., Inc.	785	43,779
CenterPoint Energy, Inc.	2,105	53,762

	Shares	Value

Utilities (continued)
Consolidated Edison, Inc.	690	$39,841
DTE Energy Co.	942	73,354
Duke Energy Corp.	675	50,078
Edison International	975	56,657
Entergy Corp.	540	44,329
Integrys Energy Group, Inc.	1,351	96,097
National Fuel Gas Co.	745	58,333
Northeast Utilities	1,288	60,884
NRG Energy, Inc.	1,420	52,824
Pinnacle West Capital Corp.	847	48,990
PPL Corp.	2,230	79,232
SCANA Corp.	935	50,312
The Southern Co.	941	42,703
UGI Corp.	1,296	65,448
Westar Energy, Inc.	1,994	76,151
Wisconsin Energy Corp.	1,719	80,655

		1,192,979

TOTAL COMMON STOCKS (Cost $4,790,032)		5,286,387

EXCHANGE TRADED FUNDS 0.39%
iShares® S&P 500® Value Index Fund	233	21,035

TOTAL EXCHANGE TRADED FUNDS (Cost $21,027)		21,035

Total Investments - 99.32% (Cost $4,811,059)		5,307,422

Other Assets in Excess of Liabilities - 0.68%		36,466

NET ASSETS - 100.00%		$5,343,888

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 96.96%
Consumer Discretionary 23.08%
Autoliv, Inc.	326,768	$34,826,933
AutoNation, Inc.(a)	805,770	48,088,354
AutoZone, Inc.(a)	35,460	19,015,070
DIRECTV(a)	248,511	21,125,920
DR Horton, Inc.	1,854,348	45,579,874
Expedia, Inc.	380,514	29,969,283
Foot Locker, Inc.	820,236	41,602,370
Lear Corp.	208,161	18,592,940
Lennar Corp. - Class A	771,971	32,407,343
MGM Resorts International(a)	826,833	21,828,391
Michael Kors Holdings, Ltd.(a)	655,827	58,139,063
O’Reilly Automotive, Inc.(a)	140,945	21,226,317
The Priceline Group, Inc.(a)	17,285	20,793,855
Signet Jewelers, Ltd.	317,745	35,139,420
Toll Brothers, Inc.(a)	820,323	30,269,919
TRW Automotive Holdings Corp.(a)	307,342	27,513,256
Under Armour, Inc. - Class A(a)	457,392	27,210,250

		533,328,558

Consumer Staples 3.70%
CVS Caremark Corp.	238,527	17,977,780
Keurig Green Mountain, Inc.	379,519	47,291,862
Monster Beverage Corp.(a)	283,953	20,169,182

		85,438,824

Energy 15.77%
Cameron International Corp.(a)	478,050	32,368,765
Chesapeake Energy Corp.	931,345	28,946,203
Devon Energy Corp.	265,480	21,079,112
EOG Resources, Inc.	278,855	32,586,995
EQT Corp.	183,490	19,615,081
FMC Technologies, Inc.(a)	482,115	29,442,763
Helmerich & Payne, Inc.	165,336	19,197,163
Hess Corp.	259,620	25,673,822
Oasis Petroleum, Inc.(a)	495,309	27,682,820
Pioneer Natural Resources Co.	114,760	26,372,996
Schlumberger, Ltd.	160,555	18,937,462
Valero Energy Corp.	523,800	26,242,380
Whiting Petroleum Corp.(a)	701,620	56,305,005

		364,450,567

Financials 5.67%
BB&T Corp.	464,995	18,334,753
Capital One Financial Corp.	214,605	17,726,373
Fidelity National Financial, Inc. - Class A(a)	597,616	19,577,900
LPL Financial Holdings, Inc.	421,895	20,985,057
McGraw Hill Financial, Inc.	203,010	16,855,920
Moody’s Corp.	215,330	18,875,828
Regions Financial Corp.	1,756,170	18,650,526

		131,006,357

	Shares	Value

Health Care 7.74%
Actavis PLC(a)	101,156	$22,562,846
Alexion Pharmaceuticals, Inc.(a)	178,267	27,854,219
Edwards Lifesciences Corp.(a)	241,895	20,764,267
Gilead Sciences, Inc.(a)	296,411	24,575,436
Hologic, Inc.(a)	689,340	17,474,769
Illumina, Inc.(a)	104,510	18,659,215
Sirona Dental Systems, Inc.(a)	319,800	26,370,708
UnitedHealth Group, Inc.	252,355	20,630,021

		178,891,481

Industrials 15.92%
B/E Aerospace, Inc.(a)	629,701	58,241,046
Cintas Corp.	277,093	17,606,489
Colfax Corp.(a)	232,745	17,348,812
Delta Air Lines, Inc.	425,090	16,459,485
Quanta Services, Inc.(a)	469,049	16,219,715
Rockwell Collins, Inc.	500,352	39,097,505
Snap-on, Inc.	393,070	46,586,656
Southwest Airlines Co.	1,307,370	35,115,958
Stanley Black & Decker, Inc.	642,045	56,384,392
TransDigm Group, Inc.	277,770	46,459,810
United Rentals, Inc.(a)	176,135	18,446,619

		367,966,487

Information Technology 21.57%
Akamai Technologies, Inc.(a)	380,849	23,254,640
Alliance Data Systems Corp.(a)	94,060	26,454,375
Amphenol Corp. - Class A	438,463	42,241,525
Apple, Inc.	215,330	20,010,617
Cadence Design Systems, Inc.(a)	1,167,575	20,420,887
EMC Corp.	610,305	16,075,434
Equinix, Inc.(a)	238,670	50,142,180
Facebook, Inc. - Class A(a)	373,890	25,159,058
Global Payments, Inc.	683,112	49,764,709
IAC/InterActiveCorp	506,483	35,063,818
Juniper Networks, Inc.(a)	1,564,325	38,388,536
Marvell Technology Group, Ltd.	2,363,255	33,865,444
Micron Technology, Inc.(a)	629,975	20,757,676
QUALCOMM, Inc.	621,985	49,261,212
Red Hat, Inc.(a)	525,800	29,060,966
Trimble Navigation, Ltd.(a)	498,340	18,413,663

		498,334,740

Materials 3.51%
Martin Marietta Materials, Inc.	303,406	40,064,762
Monsanto Co.	137,775	17,186,054
Packaging Corp. of America	333,338	23,830,334

		81,081,150

TOTAL COMMON STOCKS (Cost $2,165,758,725)		2,240,498,164

EXCHANGE TRADED FUNDS 2.71%
SPDR® S&P 500® ETF Trust	319,627	62,557,396

TOTAL EXCHANGE TRADED FUNDS (Cost $62,331,079)		62,557,396

Value

Total Investments - 99.67% (Cost $2,228,089,804)	$2,303,055,560

Other Assets in Excess of Liabilities - 0.33%	7,736,866

NET ASSETS - 100.00%	$2,310,792,426

(a) Non-Income Producing Security

Abbreviations:
ETF - Exchange Traded Fund
Ltd. - Limited
PLC - Public Limited Company
S&P - Standard & Poor’s
SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Small-Cap Fund

June 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS 92.87%
Consumer Discretionary 23.57%
Aaron’s, Inc.	666	$23,736
American Axle & Manufacturing Holdings, Inc.(a)	794	14,999
Bally Technologies, Inc.(a)	420	27,602
Bloomin’ Brands, Inc.(a)	655	14,692
The Buckle, Inc.	421	18,676
Chico’s FAS, Inc.	789	13,381
Francesca’s Holdings Corp.(a)	1,790	26,386
GNC Holdings, Inc. - Class A	742	25,302
HSN, Inc.	281	16,646
Iconix Brand Group, Inc.(a)	590	25,335
ITT Educational Services, Inc.(a)	1,712	28,573
K12, Inc.(a)	1,255	30,208
Krispy Kreme Doughnuts, Inc.(a)	1,080	17,258
National CineMedia, Inc.	1,115	19,524
Outerwall, Inc.(a)	328	19,467
Papa John’s International, Inc.	565	23,950
Pier 1 Imports, Inc.	1,117	17,213
Six Flags Entertainment Corp.	337	14,339
Smith & Wesson Holding Corp.(a)	1,916	27,859
Sotheby’s	596	25,026
Starz - Class A(a)	817	24,338
Steven Madden, Ltd.(a)	902	30,939
Tenneco, Inc.(a)	245	16,096
Thor Industries, Inc.	330	18,767
Wolverine World Wide, Inc.	514	13,395

		533,707

Consumer Staples 1.16%
Sanderson Farms, Inc.	270	26,244

Financials 22.41%
Allied World Assurance Co. Holdings AG	705	26,804
American Equity Investment Life Holding Co.	1,084	26,666
Aspen Insurance Holdings, Ltd.	395	17,941
Associated Banc-Corp.	799	14,446
Assurant, Inc.	358	23,467
Astoria Financial Corp.	1,362	18,319
Brookline Bancorp, Inc.	1,955	18,318
Endurance Specialty Holdings, Ltd.	355	18,314
EverBank Financial Corp.	754	15,201
Evercore Partners, Inc. - Class A	320	18,445
First Horizon National Corp.	1,260	14,944
First Niagara Financial Group, Inc.	3,133	27,382
FNB Corp.	1,475	18,910
The Geo Group, Inc., REIT	426	15,221
Glacier Bancorp, Inc.	580	16,460
Interactive Brokers Group, Inc. - Class A	775	18,050
Investment Technology Group, Inc.(a)	830	14,010
OFG Bancorp	1,283	23,620
Old National Bancorp	1,116	15,936

	Shares	Value

Financials (continued)
Old Republic International Corp.	1,191	$19,699
PHH Corp.(a)	563	12,938
PrivateBancorp, Inc.	545	15,838
Susquehanna Bancshares, Inc.	2,043	21,574
Symetra Financial Corp.	881	20,034
TrustCo Bank Corp.	4,252	28,404
Wintrust Financial Corp.	577	26,542

		507,483

Health Care 5.15%
AMN Healthcare Services, Inc.(a)	2,086	25,658
Hill-Rom Holdings, Inc.	415	17,227
HMS Holdings Corp.(a)	945	19,287
MedAssets, Inc.(a)	771	17,610
Myriad Genetics, Inc.(a)	945	36,779

		116,561

Industrials 12.34%
Alaska Air Group, Inc.	289	27,469
The Babcock & Wilcox Co.	687	22,300
Deluxe Corp.	485	28,411
Federal Signal Corp.	1,285	18,825
Generac Holdings, Inc.(a)	403	19,642
Huntington Ingalls Industries, Inc.	206	19,486
ITT Corp.	596	28,668
KAR Auction Services, Inc.	685	21,831
Lennox International, Inc.	297	26,602
The Manitowoc Co., Inc.	674	22,148
Matson, Inc.	665	17,849
Watsco, Inc.	130	13,359
WESCO International, Inc.(a)	148	12,784

		279,374

Information Technology 22.03%
Actuate Corp.(a)	3,285	15,669
Aruba Networks, Inc.(a)	955	16,732
Aspen Technology, Inc.(a)	729	33,827
Booz Allen Hamilton Holding Corp.	690	14,656
Broadridge Financial Solutions, Inc.	558	23,235
Brocade Communications Systems, Inc.	1,663	15,300
CDW Corp.	665	21,200
Cirrus Logic, Inc.(a)	914	20,784
Conversant, Inc.(a)	896	22,758
Electronics For Imaging, Inc.(a)	724	32,724
Euronet Worldwide, Inc.(a)	333	16,064
Global Cash Access Holdings, Inc.(a)	1,890	16,821
iGATE Corp.(a)	540	19,651
InterDigital, Inc.	511	24,426
Lexmark International, Inc. - Class A	425	20,468
Manhattan Associates, Inc.(a)	510	17,559
NeuStar, Inc. - Class A(a)	1,275	33,175
NIC, Inc.	1,898	30,084
OmniVision Technologies, Inc.(a)	1,063	23,365
Rovi Corp.(a)	725	17,371
Take-Two Interactive Software, Inc.(a)	760	16,902
TiVo, Inc.(a)	2,263	29,215

	Shares	Value

Information Technology (continued)
Verint Systems, Inc.(a)	345	$16,922

		498,908

Materials 5.01%
Cliffs Natural Resources, Inc.	1,301	19,580
Compass Minerals International, Inc.	220	21,063
Cytec Industries, Inc.	180	18,976
FutureFuel Corp.	1,395	23,143
Olin Corp.	485	13,056
Worthington Industries, Inc.	412	17,732

		113,550

Telecommunication Services 1.20%
NTELOS Holdings Corp.	2,179	27,150

TOTAL COMMON STOCKS (Cost $2,118,013)		2,102,977

EXCHANGE TRADED FUNDS 2.90%
iShares® Russell 2000 ETF	553	65,702

TOTAL EXCHANGE TRADED FUNDS (Cost $62,175)		65,702

Total Investments - 95.77% (Cost $2,180,188)		2,168,679

Other Assets in Excess of Liabilities - 4.23%		95,722

NET ASSETS - 100.00%		$2,264,401

(a) Non-Income Producing Security

Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF - Exchange Traded Fund
Ltd. - Limited
REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund and the Transparent Value Small-Cap Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, and the Transparent Value Large-Cap Market Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, and the Transparent Value Large-Cap Value Fund commenced operations on February 10, 2011. The Transparent Value Directional Allocation Fund commenced operations on June 18, 2012. The Transparent Value Small-Cap Fund commenced operations on April 1, 2014. The Transparent Value SMID-Cap Directional Allocation Fund was registered on June 9, 2014, but has not commenced operations as of the date of this report.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), Transparent Value Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”), and the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”) respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset values (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At June 30, 2014, none of the Funds’ assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term if the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Funds’ investments carried at value:

Transparent Value Large-Cap Aggressive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$59,158,712	$–	$–	$59,158,712
Exchange Traded Funds	194,741	–	–	194,741

TOTAL	$59,353,453	$–	$–	$59,353,453

Transparent Value Large-Cap Defensive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$76,183,876	$–	$–	$76,183,876
Exchange Traded Funds	1,645,222	–	–	1,645,222

TOTAL	$77,829,098	$–	$–	$77,829,098

Transparent Value Large-Cap Market Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$119,718,009	$–	$–	$119,718,009
Exchange Traded Funds	963,726	–	–	963,726

TOTAL	$120,681,735	$–	$–	$120,681,735

Transparent Value Dividend Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$46,348,954	$–	$–	$46,348,954
Exchange Traded Funds	1,781,086	–	–	1,781,086

TOTAL	$48,130,040	$–	$–	$48,130,040

Transparent Value Large-Cap Core Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$17,392,537	$–	$–	$17,392,537
Exchange Traded Funds	233,298	–	–	233,298

TOTAL	$17,625,835	$–	$–	$17,625,835

Transparent Value Large-Cap Growth Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$8,658,220	$–	$–	$8,658,220
Exchange Traded Funds	316,201	–	–	316,201

TOTAL	$8,974,421	$–	$–	$8,974,421

Transparent Value Large-Cap Value Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$5,286,387	$–	$–	$5,286,387
Exchange Traded Funds	21,035	–	–	21,035

TOTAL	$5,307,422	$–	$–	$5,307,422

Transparent Value Directional Allocation Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,240,498,164	$–	$–	$2,240,498,164
Exchange Traded Funds	62,557,396	–	–	62,557,396

TOTAL	$2,303,055,560	$–	$–	$2,303,055,560

Transparent Value Small-Cap Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,102,977	$–	$–	$2,102,977
Exchange Traded Funds	65,702	–	–	65,702

TOTAL	$2,168,679	$–	$–	$2,168,679

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended June 30, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of June 30, 2014 were as follows:

Transparent Value Large-Cap Aggressive Fund:

Gross appreciation (excess of value over tax cost)	$4,745,937
Gross depreciation (excess of tax cost over value)	(490,437)
Net unrealized appreciation	$4,255,500
Cost of investments for income tax purposes	$55,097,953

Transparent Value Large-Cap Defensive Fund:

Gross appreciation (excess of value over tax cost)	$3,513,332
Gross depreciation (excess of tax cost over value)	(271,578)
Net unrealized appreciation	$3,241,754
Cost of investments for income tax purposes	$74,587,344

Transparent Value Large-Cap Market Fund:

Gross appreciation (excess of value over tax cost)	$4,168,931
Gross depreciation (excess of tax cost over value)	(687,196)
Net unrealized appreciation	$3,481,735
Cost of investments for income tax purposes	$117,200,000

Transparent Value Dividend Fund:

Gross appreciation (excess of value over tax cost)	$2,871,705
Gross depreciation (excess of tax cost over value)	(770,699)
Net unrealized appreciation	$2,101,006
Cost of investments for income tax purposes	$46,029,034

Transparent Value Large-Cap Core Fund:

Gross appreciation (excess of value over tax cost)	$1,355,845
Gross depreciation (excess of tax cost over value)	(188,550)
Net unrealized appreciation	$1,167,295
Cost of investments for income tax purposes	$16,458,540

Transparent Value Large-Cap Growth Fund:

Gross appreciation (excess of value over tax cost)	$890,289
Gross depreciation (excess of tax cost over value)	(126,868)
Net unrealized appreciation	$763,421
Cost of investments for income tax purposes	$8,211,000

Transparent Value Large-Cap Value Fund:

Gross appreciation (excess of value over tax cost)	$543,242
Gross depreciation (excess of tax cost over value)	(54,258)
Net unrealized appreciation	$488,984
Cost of investments for income tax purposes	$4,818,438

Transparent Value Directional Allocation Fund:

Gross appreciation (excess of value over tax cost)	$89,098,809
Gross depreciation (excess of tax cost over value)	(14,159,331)
Net unrealized appreciation	$74,939,478
Cost of investments for income tax purposes	$2,228,116,082

Transparent Value Small-Cap Fund:

Gross appreciation (excess of value over tax cost)	$56,130
Gross depreciation (excess of tax cost over value)	(70,750)
Net unrealized depreciation	$(14,620)
Cost of investments for income tax purposes	$2,183,299

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 15, 2014

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	August 15, 2014